NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT

Estimated useful lives of property and equipment are as follows:

Software	3 years
Computer equipment	3 – 5 years
Furniture and fixtures	5 – 7 years
Leasehold improvements	Shorter of estimated useful life or remaining term of the lease

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates gross revenue by significant geographic area for the three and six months ended November 30, 2021 and 2020 based on origin of shipment (imports) or destination of shipment (exports):

	For the Three Months Ended November 30, 2021	For the Three Months Ended November 30, 2020
China, Hong Kong & Taiwan	$125,312,137	$58,742,573
Southeast Asia	164,883,397	40,546,168
United States	16,212,165	14,946,011
India Sub-continent	78,801,261	6,370,739
Other	20,221,729	4,033,929
Total revenue	$405,430,689	$124,639,420

	For the Six Months Ended November 30, 2021	For the Six Months Ended November 30, 2020
China, Hong Kong & Taiwan	$203,417,446	$95,051,241
Southeast Asia	240,260,018	49,678,000
United States	23,204,268	20,223,652
India Sub-continent	99,449,575	10,386,329
Other	28,871,242	6,715,465
Total revenue	$595,202,549	$182,054,687

The following table disaggregates gross revenue by significant geographic area for the year ended May 31, 2021 based on origin of shipment (imports) or destination of shipment (exports):

	For the Year ended May 31, 2021	For the Period October 28, 2019 (inception) Through May 31, 2020
China, Hong Kong & Taiwan	$186,932,382	$-
South East Asia	104,475,697	-
United States	31,452,041	-
India Sub-continent	28,164,102	-
Other	20,863,050	1,070,324
Total revenue	$371,887,272	$1,070,324

SCHEDULE OF EARNING PER SHARE

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.

	For the Three Months Ended
	November 30, 2021	November 30, 2020
Numerator:
Net income attributable to common stockholders	$4,488,225	1,397,183
Effect of dilutive securities:	391,035	175,356

Diluted net income	$4,879,260	$1,572,539

Denominator:
Weighted average common shares outstanding – basic	1,764,049,961	1,393,560,488

Dilutive securities (a):
Series A Preferred	1,316,157,000	1,177,041,100
Series B Preferred	5,499,034,800	5,499,034,800
Convertible notes	2,320,223,646	1,236,932,052
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	10,899,465,407	9,306,568,440

Basic net income per common share	$0.00	$0.00

Diluted net income per common share	$0.00	$0.00

(a) - Anti-dilutive securities excluded:	-	-

	For the Six Months Ended
	November 30, 2021	November 30, 2020
Numerator:
Net income attributable to common stockholders	$6,511,641	823,046
Effect of dilutive securities:	776,515	175,356

Diluted net income	$7,288,156	$998,402

Denominator:
Weighted average common shares outstanding – basic	1,687,489,133	1,308,705,539

Dilutive securities (a):
Series A Preferred	1,316,157,000	1,177,041,100
Series B Preferred	5,499,034,800	5,499,034,800
Convertible notes	2,320,223,646	1,236,932,052
Warrants	-	-

Weighted average common shares outstanding and assumed conversion – diluted	10,822,904,579	9,221,713,491

Basic net income per common share	$0.00	$0.00

Diluted net income per common share	$0.00	$0.00

(a) - Anti-dilutive securities excluded:	-	-

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income attributable to common stockholders per common share.

For the Year Ended May 31, 2021
Numerator:
Net income	$1,725,497
Effect of dilutive securities	1,350,389

Diluted net income	$3,075,886

Denominator:
Weighted average common shares outstanding – basic	1,408,941,722

Dilutive securities (a):
Series A Preferred	1,316,157,000
Series B Preferred	5,499,034,800
Convertible notes	1,806,230,539

Weighted average common shares outstanding and assumed conversion – diluted	10,030,364,061

Basic net income per common share	$0.00

Diluted net income per common share	$0.00

(a) - Anti-dilutive securities excluded:	-

SCHEDULE OF CONCENTRATION OF RISK

Customer	For the Three Months Ended November 30, 2021	For the Three Months Ended November 30, 2020
A	54%	37%
B	10%	16%
C	8%	-
Total:	72%	53%

Customer	For the Six Months Ended November 30, 2021	For the Six Months Ended November 30, 2020
A	40%	33%
B	9%	16%
C	7%	-
Total:	56%	49%

CHANGES IN CONTRACT ASSET AND CONTRACT LIABILITY

Significant Changes in Contract Asset and Contract Liability Balances for the six months ended November 30, 2021:

	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease

Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$-	$-
Cash Received in advance and not recognized as revenue	-	(20,331,879)
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(11,003,081)	-
Contract assets recognized, net reclassification to receivables	37,584,026	-
Net Change	$26,580,945	$(20,331,879)